Income (Loss) Per Share - Reconciliation of Basic Income (Loss) per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Earnings per share [abstract]
Net income (loss) from continuing operations attributable to Aurora shareholders	$ (58,619)	$ 27,050
Net income (loss) from discontinued operations attributable to Aurora shareholders	(63,141)	(24,782)
Net income (loss) attributable to Aurora shareholders	$ (121,760)	$ 2,268
Weighted average number of Common Shares outstanding (in shares)	56,713,750	54,832,794
Basic income (loss) per share, continuing operations (in CAD per share)	$ (1.03)	$ 0.49	[1]
Basic income (loss) per share, discontinued operations (in CAD per share)	(1.11)	(0.45)	[1]
Basic income (loss) per share (in CAD per share)	$ (2.14)	$ 0.04	[1]

[1]	Adjusted for discontinued operations (Note 6).